Exhibit 99.1

Semi-Annual Servicer’s Certificate
KENTUCKY POWER COST RECOVERY LLC
Kentucky Power Company, as Servicer

Pursuant to Section 4.01(c)(ii) of the Servicing Agreement, dated as of June 12, 2025 (the “Servicing
Agreement”), between, KENTUCKY POWER COMPANY, as Servicer, and KENTUCKY POWER COST RECOVERY LLC,
as Issuer, the Servicer does hereby certify, for the SEPTEMBER 01, 2026 Payment Date (the "Current Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

	Collection Periods:	March 2026	to	August 2026
	Payment Date:		9/1/26

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 03/26 collection period (1)		3,170,523.23

ii.	Remittances for the 04/26 collection period		4,096,290.72

iii.	Remittances for the 05/26 collection period		3,965,342.18

iv.	Remittances for the 06/26 collection period		3,637,576.78

v.	Remittances for the 07/26 collection period		4,812,575.73

vi.	Remittances for the 08/26 collection period (2)		4,267,135.10

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		32,568.14

ix.	Investment Earnings on Excess Funds Subaccount		33,674.31

x.	Investment Earnings on General Subaccount		156,896.69

xi.	General Subaccount Balance (sum of i through x above)		24,172,582.88

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		2,953,981.33

xiii.	Capital Subaccount Balance as of Prior Payment Date		2,388,745.00

xiv.	Collection Account Balance (sum of xi through xiii above)		29,515,309.21

Notes:
(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in March 2026.

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

	Exhibit B		Page 1 of 4

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.			Tranche A-1 Outstanding Amount					468,775,848.00
ii.			Aggregate Outstanding Amount of all Tranches of the Bonds					468,775,848.00

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.			Tranche A-1					7,008,314.00
ii.			For all Tranches of the Bonds					7,008,314.00

			Tranche		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iii.			Tranche A-1		5.2960%	180	468,775,848.00	12,413,184.46
iv.			For all Tranches of the Bonds					12,413,184.46

								Required Level	Funding Required
		v.	Capital Subaccount					2,388,745.00	0.00

								2,388,745.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.			Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.			Servicing Fee					119,437.50

iii.			Administration Fee; Independent Manager Fee					25,000.00

iv.			Operating Expenses					27,500.00

v.			Periodic Interest (including any past-due for prior periods)					12,413,184.46

				Per $1000 of Original
	Tranche		Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment		12,413,184.46	$25.98
			12,413,184.46

vi.			Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

				Per $1000 of Original
1.	Tranche A-1 Principal Payment		0.00	$0.00
			0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
(2) Subject to $100,000 cap per annum.

					Exhibit B		Page 2 of 4

vii.		Periodic Principal	7,008,314.00

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	7,008,314.00	$14.67
		7,008,314.00

viii.	Other unpaid fees, expenses and indemnity amounts owed to the indenture Trustee		0.00

ix.	Other unpaid Operating Expenses		0.00

x.	Funding of Capital Subaccount (to required level)		2,388,745.00

xi.	Return on Invested Capital released to Kentucky Power		189,573.66

xii.	Deposit to Excess Funds Subaccount		7,343,554.59

xiii.	Released to Issuer upon Retirement of all Bonds		0.00

xiv.	Aggregate Remittances as of the Current Payment Date		29,515,309.21

5. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i.		Excess Funds Subaccount	2,987,655.64

ii.		Capital Subaccount	2,421,313.14

iii.		Total Withdrawals	5,408,968.78

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	461,767,534.00
ii.		Aggregate Outstanding Amount of all Tranches	461,767,534.00

iii.		Excess Funds Subaccount Balance	7,343,554.59

iv.		Capital Subaccount Balance	2,388,745.00

v.		Aggregate Collection Account Balance	9,732,299.59

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest Payment

1.		Tranche A-1 Interest Payment	0.00
			0.00

ii. Semi-annual Principal Payment

1.		Tranche A-1 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in Payment of Permitted Return as of Current Payment Date:

i.	Permitted Return		0.00

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Semi-Annual Servicer’s Certificate this 28th day of August, 2026.

			KENTUCKY POWER COMPANY
			as Servicer
		By:

			/s/ Franz D. Messner
			Name:	Franz D. Messner
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4